Other disclosures (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Disclosures
Guarantees and other sureties		R$ 54,497,392	R$ 49,391,839	R$ 45,930,486
Financial guarantees		41,456,445	33,192,559	32,477,336
Performance guarantees		2,167,016	1,167,603	989,979
Financial letters of credit		10,841,284	14,990,887	12,407,888
Other		32,647	40,790	55,283
Other contingent exposures		2,881,565	4,028,516	2,351,530
Documentary Credits		2,881,565	4,028,516	2,351,530
Total Contingent Liabilities		57,378,957	53,420,355	48,282,016
Commitments
Loan commitments drawable by third parties	[1]	158,731,264	145,958,258	131,706,433
Total Commitments		158,731,264	145,958,258	131,706,433
Total		R$ 216,110,221	R$ 199,378,613	R$ 179,988,449

[1]	Includes the approved limits and unused overdraft, credit card and others.